UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income (loss) attributable to ordinary shareholders	$ 21,885	$ 36,281	$ 1,207,152	$ 188,340	$ 1,059,916
Change in adjustments related to future policy benefit reserves, net of tax	17,035	60,356	170,688	(400,456)	(44,660)
Change in net unrealized gains (losses) on affiliate and other investments, net of tax	(9,707)	15,865	(6,074)	35,143	26,637
Change In Otti Losses Recognized In Other Comprehensive Income Net Of Tax	2,267	9,858
Change in underfunded pension liability, net of tax	(1,049)	975	(3,852)	(7,550)	7,653
Change in value of cash flow hedge	(39)	95	(200)	255	439
Foreign currency translation adjustments, net of tax	(16,439)	36,103	(25,315)	(25,729)	(54,858)
Comprehensive income (loss)	429,826	256,993	409,310	936,141	276,553
Excluding Life Funds Withheld Assets
Change in net unrealized gains (losses) on investments, net of tax	363,883	60,345	(530,030)	434,051	(750,755)
Life Funds Withheld Assets
Change in net unrealized gains (losses) on investments, net of tax	$ 51,990	$ 37,115	$ (421,604)	$ 274,083	$ 0